Warrant Liability (Details) - Schedule of the Warrant Liability - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	$ 2,734,804	$ 2,734,804
Exercise of warrants	(1,915,534)	(1,915,534)
Warrants issued	2,875,580	2,875,580
Transfer to equity	(3,975,046)	(3,975,046)
Change in fair value	908,961	587,577
Balance-Ending of period	628,765	307,381
Warrants Nov 3, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	197,733	197,733
Exercise of warrants	(197,733)
Warrants issued
Transfer to equity
Balance-Ending of period
Warrants Jan 11, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	501,330	501,330
Exercise of warrants
Warrants issued
Transfer to equity
Change in fair value	127,435	(193,949)
Balance-Ending of period	628,765	307,381
October 12, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	2,035,741	2,035,741
Exercise of warrants	(1,717,801)	(1,717,801)
Warrants issued
Transfer to equity	(564,946)	(564,946)
Change in fair value	247,006	247,006
Balance-Ending of period
January 19, 2023 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Exercise of warrants
Warrants issued	2,875,580	2,875,580
Transfer to equity	(3,410,100)	(3,410,100)
Change in fair value	534,520	534,520
Balance-Ending of period